SCB Classand Advisor Class [Member] Average Annual Total Returns - Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
SCB Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.67%	10.45%	8.70%
SCB Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	38.58%	9.15%	7.88%
SCB Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.62%	8.10%	7.01%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		42.97%	10.73%	8.95%

[1]	After-tax returns: – Are shown for SCB Class shares only and will vary for Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.